Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary equity, redemption price per share	$ 10.2	$ 10.2
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Class A [Member]
Temporary equity, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares issued	23,000,000	23,000,000	23,000,000
Temporary equity, shares oustanding	23,000,000	23,000,000	23,000,000
Temporary equity, redemption price per share	$ 10.45	$ 10.34	$ 10.2
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	560,000	560,000	560,000
Common stock, shares outstanding	560,000	560,000	560,000
Common Stock, Shares, Subject to Forfeiture	23,000,000	23,000,000	23,000,000
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	5,750,000	5,750,000	5,750,000
Common stock, shares outstanding	5,750,000	5,750,000	5,750,000